UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21504
                                      ------------------------------------------

                  Advent/Claymore Enhanced Growth & Income Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                 1065 Avenue of the Americas, New York, NY 10018
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)


                             Robert White, Treasurer

                           1065 Avenue of the Americas

                               New York, NY 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (212) 479-0675
                                                      -------------

Date of fiscal year end: October 31
                         --------------------

Date of reporting period: January 31, 2010
                          --------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

LCM | ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
JANUARY  31, 2010 (UNAUDITED)

PRINCIPAL AMOUNT                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------

                      LONG-TERM INVESTMENTS -- 96.1%
                      CONVERTIBLE BONDS -- 51.5%
                      AGRICULTURE - 1.4%
    CNY 15,000,000    China Green Holdings Ltd., Ser. CGHL, NR
                      0.00%, 10/29/10 (Bermuda) (c )                                                         $ 2,208,209
                                                                                                    ---------------------

                      AIRLINES - 0.6%
       $ 1,000,000    UAL Corp., CCC
                      4.50%, 6/30/21 (a)                                                                         918,800
                                                                                                    ---------------------

                      AUTO MANUFACTURERS - 2.5%
       $   900,000    Ford Motor Co., CCC
                      4.25%, 11/15/16 (a)                                                                      1,204,875
       $   900,000    Ford Motor Co., CCC
                      4.25%, 12/15/36 (a)                                                                      1,203,750
       $ 1,600,000    Navistar International Corp., B
                      3.00%, 10/15/14 (a)                                                                      1,606,000
                                                                                                    ---------------------
                                                                                                               4,014,625
                                                                                                    ---------------------
                      BIOTECHNOLOGY - 4.9%                                                                             .
       $ 1,075,000    American Oriental Bioengineering, Inc., NR
                      5.00%, 7/15/15 (e)                                                                         851,937
       $ 1,000,000    Amgen, Inc., A+
                      0.375%, 2/1/13 (a)                                                                       1,007,500
       $ 2,500,000    Amylin Pharmaceuticals, Inc., NR
                      3.00%, 6/15/14 (a)                                                                       2,028,125
       $ 1,250,000    Gilead Sciences, Inc., NR
                      0.50%, 5/1/11 (a)                                                                        1,593,750
       $   450,000    Human Genome Sciences, Inc., NR
                      2.25%, 10/15/11                                                                            797,625
       $ 1,350,000    Life Technologies Corp., BB+
                      3.25%, 6/15/25 (a)                                                                       1,535,625
                                                                                                    ---------------------
                                                                                                               7,814,562
                                                                                                    ---------------------
                      CHEMICALS - 0.9%
       $   730,000    Shengda Tech, Inc., NR
                      6.00%, 6/1/18 (e)                                                                          685,287
     HK$ 4,450,000    Sinofert Holdings Ltd., NR
                      0.00%, 8/7/11 (Bermuda)                                                                    800,792
                                                                                                    ---------------------
                                                                                                               1,486,079
                                                                                                    ---------------------
                      COAL - 0.8%
       $   500,000    Alpha Natural Resources, Inc., BB
                      2.375%, 4/15/15 (a)                                                                        533,750
       $   800,000    Peabody Energy Corp., B+
                      4.75%, 12/15/41 (a)                                                                        795,000
                                                                                                    ---------------------
                                                                                                               1,328,750
                                                                                                    ---------------------
                      COMPUTERS - 2.4%
       $ 2,000,000    EMC Corp., A-
                      1.75%, 12/1/11 (a)                                                                       2,325,000
       $   700,000    EMC Corp., A-
                      1.75%, 12/1/13 (a)                                                                         835,625
       $   600,000    Maxtor Corp./Seagate Technology, B
                      2.375%, 8/15/12 (Cayman Islands) (a)                                                       663,000
                                                                                                    ---------------------
                                                                                                               3,823,625
                                                                                                    ---------------------
                      CONSUMER DURABLES AND APPAREL - 0.4%
       CHF 625,000    Swatch Group Finance SA, NR
                      2.625%, 10/15/10 (Switzerland)                                                             670,744
                                                                                                    ---------------------

                      ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
    CNY 10,400,000    China High Speed Transmission Equipment Group Co., Ltd., Ser. CHIS, NR
                      0.00%, 5/14/11 (Cayman Islands) (c )                                                     1,677,366
                                                                                                    ---------------------

                      ELECTRONICS - 1.7%
   JPY 220,000,000    Toshiba Corp., BBB
                      0.00%, 7/21/11 (Japan)                                                                   2,641,327
                                                                                                    ---------------------

                      ENGINEERING & CONSTRUCTION - 1.0%
       $ 1,400,000    Jaiprakash Associates Ltd., NR
                      0.00%, 9/12/12 (India)                                                                   1,662,500
                                                                                                    ---------------------

                      ENTERTAINMENT - 1.0%
       $ 1,350,000    International Game Technology, BBB
                      3.25%, 5/1/14 (a)(e)                                                                     1,596,375
                                                                                                    ---------------------

                      FOREST PRODUCTS & PAPER - 0.7%
       $ 1,125,000    Sino-Forest Corp., BB
                      4.25%, 12/15/16 (Canada) (e)                                                             1,191,094
                                                                                                    ---------------------

                      HEALTHCARE - PRODUCTS - 2.9%
       $ 1,400,000    Beckman Coulter, Inc., BBB
                      2.50%, 12/15/36                                                                          1,585,500
       $ 1,950,000    Hologic, Inc., BB-
                      2.00%, 12/15/37 (f)                                                                      1,638,000
       $ 1,500,000    NuVasive, Inc., NR
                      2.25%, 3/15/13 (a)                                                                       1,402,500
                                                                                                    ---------------------
                                                                                                               4,626,000
                                                                                                    ---------------------
                      INSURANCE - 0.7%
       $ 1,000,000    Old Republic International Corp., BBB+
                      8.00%, 5/15/12                                                                           1,128,750
                                                                                                    ---------------------

                      INTERNET - 0.8%
       $ 1,225,000    Symantec Corp., NR
                      1.00%, 6/15/13 (a)                                                                       1,315,344
                                                                                                    ---------------------

                      IRON/STEEL - 1.5%
       $   700,000    ArcelorMittal, BBB
                      5.00%, 5/15/14 (Luxembourg) (a)                                                          1,019,375
       $ 1,200,000    Steel Dynamics, Inc., BB+
                      5.125%, 6/15/14 (a)                                                                      1,380,000
                                                                                                    ---------------------
                                                                                                               2,399,375
                                                                                                    ---------------------
                      LODGING - 1.6%
     HK$18,100,000    Champion Path Holdings Ltd., NR
                      0.00%, 10/28/15 (Hong Kong)                                                              2,494,436
                                                                                                    ---------------------

                      MINING - 3.0%
       $ 2,200,000    Enercoal Resources Pte Ltd., NR
                      9.25%, 8/5/14 (Indonesia)                                                                2,214,472
       $ 1,325,000    Goldcorp, Inc., BBB+
                      2.00%, 8/1/14 (Canada) (e)                                                               1,411,125
       $ 1,000,000    Newmont Mining Corp., BBB+
                      1.25%, 7/15/14                                                                           1,163,750
                                                                                                    ---------------------
                                                                                                               4,789,347
                                                                                                    ---------------------
                      MISCELLANEOUS MANUFACTURING - 1.6%
       $ 1,750,000    Danaher Corp., A+
                      0.00%, 1/22/21 (a)                                                                       1,835,313
       $ 1,025,000    Trinity Industries, Inc., BB-
                      3.875%, 6/1/36 (a)                                                                         757,219
                                                                                                    ---------------------
                                                                                                               2,592,532
                                                                                                    ---------------------
                      OIL AND GAS - 3.0%
       $ 1,150,000    Chesapeake Energy Corp., BB
                      2.25%, 12/15/38 (a)                                                                        845,250
       $ 1,700,000    Goodrich Petroleum Corp., NR
                      5.00%, 10/1/29 (a)                                                                       1,619,250
       $ 2,300,000    PetroBakken Energy Ltd.,  Ser. REGS, NR
                      3.125%, 2/8/16 (Canada)                                                                  2,291,446
                                                                                                    ---------------------
                                                                                                               4,755,946
                                                                                                    ---------------------
                      OIL AND GAS SERVICES - 2.8%
       $ 1,550,000    Cameron International Corp., BBB+
                      2.50%, 6/15/26 (a)                                                                       1,931,687
       $   960,000    Core Laboratories LP, NR
                      0.25%, 10/31/11 (Netherlands) (a)                                                        1,262,400
       $   850,000    Schlumberger Ltd., Ser. B, A+
                      2.125%, 6/1/23 (Netherlands Antilles) (a)                                                1,352,563
                                                                                                    ---------------------
                                                                                                               4,546,650
                                                                                                    ---------------------
                      PHARMACEUTICALS - 4.5%
     CHF 2,950,000    Actelion Finance SCA, NR
                      0.00%, 11/22/11 (Luxembourg)                                                             3,187,993
       $ 1,350,000    Allergan, Inc., NR
                      1.50%, 4/1/26 (a)                                                                        1,478,250
       $   725,000    Cephalon, Inc., Ser. B, NR
                      0.00%, 6/15/33 (a)                                                                         841,000
       $ 1,400,000    Teva Pharmaceutical Finance Co. LLC, Ser. C, BBB+
                      0.25%, 2/1/26 (Israel)                                                                   1,727,250
                                                                                                    ---------------------
                                                                                                               7,234,493
                                                                                                    ---------------------
                      REAL ESTATE - 2.7%
    CNY 10,000,000    Country Garden Holdings Co., BB-
                      2.50%, 2/22/13 (Cayman Islands) (c)                                                      1,538,690
       $ 1,617,000    Forest City Enterprises, Inc., B-
                      5.00%, 10/15/16 (e)                                                                      1,689,765
     HK$ 8,900,000    Soho China Ltd., NR
                      3.75%, 7/2/14 (Cayman Islands)                                                           1,095,650
                                                                                                    ---------------------
                                                                                                               4,324,105
                                                                                                    ---------------------
                      RETAIL - 1.3%
       $   900,000    Saks, Inc., B-
                      2.00%, 3/15/24 (a)                                                                         738,000
       $ 1,250,000    Sonic Automotive, Inc., B-
                      5.00%, 10/1/29 (a)                                                                       1,273,438
                                                                                                    ---------------------
                                                                                                               2,011,438
                                                                                                    ---------------------
                      SEMICONDUCTORS - 2.5%
       $   750,000    Intel Corp., A-
                      3.25%, 8/1/39 (a)(e)                                                                       805,312
       $ 2,000,000    ON Semiconductor Corp., B+
                      2.625%, 12/15/26 (a)                                                                     1,970,000
       $ 1,500,000    Xilinx, Inc., BB
                      3.125%, 3/15/37 (a)                                                                      1,297,500
                                                                                                    ---------------------
                                                                                                               4,072,812
                                                                                                    ---------------------
                      TELECOMMUNICATIONS - 2.4%
       $ 1,500,000    CommScope, Inc., B
                      3.25%, 7/1/15 (a)                                                                        1,813,125
    JPY 68,000,000    Softbank Corp., BB
                      1.75%, 3/31/14  (Japan)                                                                    969,681
       $ 1,000,000    Virgin Media, Inc., B-
                      6.50%, 11/15/16 (e)                                                                      1,085,000
                                                                                                    ---------------------
                                                                                                               3,867,806
                                                                                                    ---------------------
                      UTILITY - 0.9%
  (euro) 1,000,000    International Power Jersey Ltd., BB
                      3.25%, 7/20/13 (United Kingdom)                                                          1,463,618
                                                                                                    ---------------------

                      TOTAL CONVERTIBLE BONDS - 51.5%
                      (Cost $76,764,918)                                                                      82,656,708
                                                                                                    ---------------------

NUMBER OF SHARES                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------

                      CONVERTIBLE PREFERRED STOCKS - 20.8%
                      AGRICULTURE - 0.7%
            26,850    Archer-Daniels-Midland Co., 6.25%, 2011 (a)                                              1,151,865
                                                                                                    ---------------------

                      BANKS - 6.2%
            10,000    Bank of America Corp., 10.00%, 2049 (a) (d)                                                151,000
            41,166    Citigroup, Inc., 7.50%, 2012                                                             4,303,494
            13,750    Fifth Third Bancorp, Ser. G, 8.50%, 2049 (a)                                             1,882,169
            16,226    Keycorp, Ser. A, 7.75%, 2049                                                             1,522,810
             2,150    Wells Fargo & Co., Ser. L, 7.50%, 2049 (a)                                               2,026,590
                                                                                                    ---------------------
                                                                                                               9,886,063
                                                                                                    ---------------------
                      ELECTRIC - 2.6%
            45,000    FPL Group, Inc., 8.375%, 2012 (a)                                                        2,295,000
            31,050    Great Plains Energy, Inc., 12.00%, 2012                                                  1,956,150
                                                                                                    ---------------------
                                                                                                               4,251,150
                                                                                                    ---------------------
                      FOOD PRODUCTS -  1.1%
           155,600    2009 Dole Food Automatic Common Exchange Security Trust, 7.00%, 2012 (e)                 1,704,302
                                                                                                    ---------------------

                      INSURANCE - 3.0%
            21,250    Assured Guaranty Ltd., 8.50%, 2012 (Bermuda) (a)                                         1,996,013
           109,775    XL Capital Ltd., 10.75%, 2011 (Cayman Islands) (a)                                       2,846,466
                                                                                                    ---------------------
                                                                                                               4,842,479
                                                                                                    ---------------------
                      MINING - 1.6%
            15,000    Freeport-McMoRan Copper & Gold, Inc., 6.75%, 2010 (a)                                    1,476,750
            20,000    Vale Capital Ltd., Ser. RIO, 5.50%, 2010 (Brazil) (a)                                    1,022,000
                                                                                                    ---------------------
                                                                                                               2,498,750
                                                                                                    ---------------------
                      OIL & GAS - 1.1%
             9,888    Whiting Petroleum Corp., 6.25%, 2049  (a)                                                1,700,736
                                                                                                    ---------------------

                      PHARMACEUTICALS - 1.2%
             2,035    Mylan, Inc., 6.50%, 2010 (a)                                                             2,014,019
                                                                                                    ---------------------

                      REITS - 0.6%
            15,000    Simon Property,Group, Inc., Ser. I, 6.00%, 2049 (a)                                        925,050
                                                                                                    ---------------------

                      TELECOMMUNICATIONS - 1.6%
             3,367    Lucent Technologies Capital Trust I, 7.75%, 2017 (France)                                2,638,886
                                                                                                    ---------------------

                      TRANSPORTATION - 1.1%
             1,600    Kansas City Southern, 5.125%, 2049 (a)                                                   1,753,331
                                                                                                    ---------------------

                      TOTAL CONVERTIBLE PREFERRED STOCKS - 20.8%
                      (Cost $28,324,667)                                                                      33,366,631
                                                                                                    ---------------------

                      COMMON STOCKS -- 9.6%
                      AGRICULTURE - 1.0%
            21,000    Lorillard, Inc. (a)                                                                      1,589,700
                                                                                                    ---------------------

                      BANKS - 2.0%
           146,000    Bank of America Corp. (a)                                                                2,216,280
            20,000    Sumitomo Mitsui Financial Group, Inc. (Japan)                                              647,510
            10,000    Wells Fargo & Co. (a)                                                                      284,300
                                                                                                    ---------------------
                                                                                                               3,148,090
                                                                                                    ---------------------

                      BIOTECHNOLOGY - 0.1%
            30,000    American Oriental Bioengineering, Inc. (b)                                                 120,900
                                                                                                    ---------------------

                      COMPUTERS - 0.3%
            34,000    EMC Corp. (a)(b)                                                                           566,780
                                                                                                    ---------------------

                      ENGINEERING & CONSTRUCTION - 0.5%
            17,500    Fluor Corp. (a)                                                                            793,450
                                                                                                    ---------------------

                      HEALTHCARE - PRODUCTS - 0.3%
            15,000    NuVasive, Inc. (a)(b)                                                                      414,000
                                                                                                    ---------------------

                      INTERNET - 0.2%
             1,000    Baidu, Inc., ADR (Cayman Islands) (a)(b)                                                   411,710
                                                                                                    ---------------------

                      IRON/STEEL - 0.1%
             3,000    ArcelorMittal (Luxembourg)                                                                 116,040
                                                                                                    ---------------------

                      MINING - 0.4%
             2,000    Freeport-McMoRan Copper & Gold, Inc. (a)                                                   133,380
            30,000    Xstrata PLC (United Kingdom)                                                               495,863
                                                                                                    ---------------------
                                                                                                                 629,243
                                                                                                    ---------------------
                      OIL & GAS - 1.6%
            27,500    Chesapeake Energy Corp. (a)                                                                681,450
             5,000    Goodrich Petroleum Corp. (a)(b)                                                            104,150
            95,000    Valero Energy Corp. (a)                                                                  1,749,900
             1,000    Whiting Petroleum Corp. (a)(b)                                                              66,560
                                                                                                    ---------------------
                                                                                                               2,602,060
                                                                                                    ---------------------
                      RETAIL - 0.4%
            36,500    Fuqi International, Inc. (a)(b)                                                            600,425
                                                                                                    ---------------------

                      SEMICONDUCTORS - 1.2%
            90,000    Intel Corp. (a)                                                                          1,746,000
            11,000    Xilinx, Inc. (a)                                                                           259,380
                                                                                                    ---------------------
                                                                                                               2,005,380
                                                                                                    ---------------------
                      TELECOMMUNICATIONS - 1.5%
            39,000    AT&T, Inc. (a)                                                                             989,040
            49,000    Verizon Communications, Inc. (a)                                                         1,441,580
                                                                                                    ---------------------
                                                                                                               2,430,620
                                                                                                    ---------------------
                      TOTAL COMMON STOCKS - 9.6%
                      (Cost $16,383,101)                                                                      15,428,398
                                                                                                    ---------------------
PRINCIPAL AMOUNT                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------

                      CORPORATE BONDS - 8.6%
                      DIVERSIFIED FINANCIAL SERVICES - 1.0%
       $ 1,350,000    Capital One Capital V, BB
                      10.25%, 8/15/39                                                                          1,545,492
                                                                                                    ---------------------

                      HEALTHCARE - SERVICES - 1.0%
       $ 1,000,000    Apria Healthcare Group, Inc., BB+
                      11.25%, 11/1/14 (e)                                                                      1,070,000
       $   500,000    HCA, Inc., BB-
                      9.25%, 11/15/16                                                                            527,500
                                                                                                    ---------------------
                                                                                                               1,597,500
                                                                                                    ---------------------
                      HOME BUILDERS - 0.2%
       $   300,000    K Hovnanian Enterprises, Inc., CCC+
                      10.625%, 10/15/16 (e)                                                                      319,500
                                                                                                    ---------------------

                      INSURANCE - 2.5%
       $ 1,000,000    AXA SA, BBB+
                      6.379%, 12/14/36 (France) (d)(e)                                                           811,250
       $ 1,850,000    Liberty Mutual Group, Inc., BB
                      10.75%, 6/15/58 (d)(e)                                                                   2,035,000
       $ 1,000,000    Metlife, Inc., BBB
                      10.75%, 8/1/39                                                                           1,250,000
                                                                                                    ---------------------
                                                                                                               4,096,250
                                                                                                    ---------------------
                      MEDIA - 1.0%
       $   500,000    Univision Communications, Inc., B-
                      12.00%, 7/1/14 (e)                                                                         540,000
       $   700,000    UPC Germany GmbH, BB-
                      8.125%, 12/1/17 (Germany) (e)                                                              707,000
       $   400,000    UPC Holding BV, B-
                      9.875%, 4/15/18 (Netherlands) (e)                                                          423,000
                                                                                                    ---------------------
                                                                                                               1,670,000
                                                                                                    ---------------------
                      PHARMACEUTICALS - 1.2%
       $ 1,665,000    Axcan Intermediate Holdings, Inc., B
                      12.75%, 3/1/16                                                                           1,852,313
                                                                                                    ---------------------

                      RETAIL - 0.3%
       $   450,000    Toys R Us Property Co. LLC, B+
                      8.50%, 12/1/17 (e)                                                                         463,500
                                                                                                    ---------------------

                      TELECOMMUNICATIONS - 1.4%
       $ 1,873,000    iPCS, Inc., BB
                      2.37375%, 5/1/13 (d)                                                                     1,741,890
       $   500,000    NII Capital Corp., BB-
                      10.00%, 8/15/16 (e)                                                                        522,500
                                                                                                    ---------------------
                                                                                                               2,264,390
                                                                                                    ---------------------

                      TOTAL CORPORATE BONDS - 8.6%
                      (Cost $12,407,899)                                                                      13,808,945
                                                                                                    ---------------------

NUMBER OF SHARES                                                                                                   VALUE
-------------------------------------------------------------------------------------------------------------------------

                      EXCHANGE TRADED FUNDS - 4.2%
           167,000    Financial Select Sector SPDR Fund (a)                                                    2,369,730
            90,100    Industrial Select Sector SPDR Fund (a)                                                   2,463,334
           122,500    ProShares UltraShort Basic Materials                                                     1,209,075
            80,000    ProShares UltraShort FTSE/Xinhua China 25                                                  791,200
                      (Cost $6,742,934)                                                             ---------------------
                                                                                                               6,833,339
                                                                                                    ---------------------

                      WARRANTS - 1.4%
           176,500    JPMorgan Chase & Co. (a)                                                                 2,294,500
                      (Cost $2,106,405)                                                             ---------------------


                      TOTAL LONG-TERM INVESTMENTS - 96.1%                                                    154,388,521
                      (Cost $142,729,924)                                                           ---------------------


CONTRACTS
(100 SHARES                                                                  EXPIRATION    EXERCISE
PER CONTRACT)         OPTIONS PURCHASED(B)                                   MONTH         PRICE                   VALUE
-------------------------------------------------------------------------------------------------------------------------
                      CALL OPTIONS PURCHASED - 0.1%
             1,700    PowerShares DB US Dollar Index Bullish Fund            March 2010       25.00                6,800
             3,500    PowerShares DB US Dollar Index Bullish Fund            March 2010       24.00               56,000
             1,000    PowerShares DB US Dollar Index Bullish Fund            March 2010       23.00               58,000
                      (Cost $199,071)                                                               ---------------------
                                                                                                                 120,800
                                                                                                    ---------------------

                      TOTAL INVESTMENTS - 96.2%
                      (Cost $142,928,995)                                                                    154,509,321
                      Other assets in excess of liabilities - 3.8%                                             6,131,470
                      Total Options Written (Premiums received $118,663) - (0.0%)                                (64,170)
                                                                                                    ---------------------
                      NET ASSETS - 100.0%                                                                  $ 160,576,621
                                                                                                    =====================



-------------------------------------------------------------------------------------------------------------------------

ADR - American Depositary Receipt
BV - Limited Liability Company
GmbH - Limited Liability Company
LLC - Limited Liability Corp.
LP - Limited Partnership
PLC - Public Limited Company
Pte - Public Trading Enterprise
SA - Corporation
SCA - Limited Partnership

(a) All or a portion of this security position represents cover (directly or through conversion rights) for outstanding options written.

(b)  Non-income producing security.

(c) The reference entity is denominated in Chinese Yuan, but traded in U.S. dollars.

(d) Variable rate or floating rate security. The rate shown is as of January 31, 2010.

(e) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities amounted to 11.2% of net assets.

(f) Security becomes a 0% coupon, accreting bond after December 15, 2013 with a 2.0% principal accretion rate.

Ratings shown are per Standard & Poor's. Securities classified as NR are not rated by Standard & Poors.

      Country Breakdown*
      ---------------------------------------------------------------------
      United States                                                  71.6%
      Cayman Islands                                                  5.3%
      Bermuda                                                         3.2%
      Canada                                                          3.2%
      Luxembourg                                                      2.8%
      Japan                                                           2.8%
      France                                                          2.2%
      Hong Kong                                                       1.6%
      Indonesia                                                       1.4%
      United Kingdom                                                  1.3%
      Netherlands                                                     1.1%
      India                                                           1.1%
      Netherlands Antilles                                            0.9%
      Brazil                                                          0.7%
      Germany                                                         0.4%
      Switzerland                                                     0.4%
      ---------------------------------------------------------------------
   * As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended October 31, 2009.

On September 29, 2009, the Board of Trustees approved a new investment advisory agreement between the Fund and the Adviser (the "New Advisory Agreement") and recommended that the New Advisory Agreement be submitted to the shareholders of the Fund for their approval. The New Advisory Agreement, which was approved by shareholders on March 12, 2010, has an initial term of one year. Thereafter, the New Advisory Agreement will continue in effect only if its continuance is annually approved by the Board of Trustees. Other than effective dates, there are no material differences between the terms of the New Advisory Agreement and those of the original Advisory Agreement.

ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND

 CONTRACTS
 (100 SHARES                                                            EXPIRATION     EXERCISE           MARKET
 PER CONTRACT)   CALL OPTIONS WRITTEN(a)                                     MONTH        PRICE            VALUE
-----------------------------------------------------------------------------------------------------------------

           30     Allergan, Inc.                                    February 2010       $ 60.00         $  2,100
           20     Alpha Natural Resources, Inc.                     February 2010         55.00              100
           10     Amgen, Inc.                                       February 2010         60.00              590
           20     Amylin Pharmaceuticals, Inc.                      February 2010         20.00              500
           35     Amylin Pharmaceuticals, Inc.                      April 2010            20.00            4,970
           40     ArcelorMittal                                     February 2010         50.00              400
           25     Archer-Daniels-Midland Co.                        February 2010         32.00              500
           20     Assured Guaranty Ltd.                             February 2010         25.00              600
          100     AT&T, Inc.                                        March 2010            28.00            1,100
           10     Baidu, Inc.                                       February 2010        460.00            4,500
          200     Bank of America Corp.                             February 2010         17.00            1,200
           10     Cameron International Corp.                       February 2010         42.50              200
           25     Cephalon, Inc.                                    February 2010         70.00            1,000
           75     Chesapeake Energy Corp.                           February 2010         30.00              600
           40     CommScope, Inc.                                   February 2010         30.00            1,200
           10     Core Laboratories LP                              February 2010        130.00              300
           50     Danaher Corp.                                     February 2010         80.00              250
           20     EMC Corp.                                         February 2010         19.00               40
           50     Fifth Third Bancorp                               February 2010         12.50            2,800
           20     Financial Select Sector SPDR Fund                 February 2010         15.00              240
           50     Fluor Corp.                                       February 2010         50.00            1,000
          200     Ford Motor Co.                                    February 2010         11.00            8,800
           20     FPL Group, Inc.                                   February 2010         50.00              900
           20     Freeport-McMoRan Copper & Gold, Inc.              February 2010         85.00              300
           10     Fuqi International, Inc.                          February 2010         20.00              100
           20     Gilead Sciences, Inc.                             February 2010         50.00              900
           25     Goodrich Petroleum Corp.                          February 2010         25.00              250
           10     Industrial Select Sector SPDR Fund                February 2010         30.00               30
          100     Intel Corp.                                       February 2010         22.00              400
          100     International Game Technology                     February 2010         21.00              500
           50     JPMorgan Chase & Co.                              February 2010         45.00              300
           20     Kansas City Southern                              March 2010            35.00              500
           10     Life Technologies Corp.                           February 2010         50.00            1,000
           10     Lorillard, Inc.                                   February 2010         80.00              650
           75     Maxtor Corp./Seagate Technology                   February 2010         20.00              525
           20     Mylan, Inc.                                       February 2010         19.00              600
           35     Navistar International Corp.                      February 2010         40.00            2,450
           75     NuVasive, Inc.                                    February 2010         35.00            1,050
           25     ON Semiconductor Corp.                            March 2010             9.00              250
           20     Peabody Energy Corp.                              February 2010         55.00               40
           10     Saks, Inc.                                        February 2010          7.50               50
           10     Schlumberger Ltd.                                 February 2010         70.00              210
           60     Simon Property Group, Inc.                        February 2010         75.00            7,500
           20     Sonic Automotive, Inc.                            February 2010         10.00              500
          200     Steel Dynamics, Inc.                              February 2010         20.00            1,000
           10     Symantec Corp.                                    February 2010         20.00               50
           20     Trinity Industries, Inc.                          February 2010         17.50              200
           25     UAL Corp.                                         February 2010         14.00              475
           20     Vale Capital Ltd.                                 February 2010         29.00              340
          100     Valero Energy Corp.                               February 2010         20.00            1,400
          100     Verizon Communications, Inc.                      March 2010            31.00            3,800
           40     Wells Fargo & Co.                                 February 2010         29.00            3,360
           10     Whiting Petroleum Corp.                           February 2010         75.00              250
           40     Xilinx, Inc.                                      February 2010         25.00              800
          100     XL Capital Ltd.                                   February 2010         21.00              500

                 TOTAL OPTIONS WRITTEN
                 (Premiums received $118,663)                                                           $ 64,170
                                                                                                -----------------

 (a) Non-income producing security.

Forward exchange currency contracts

                                                                                                                      Unrealized
Short Contracts                                                       Current Value                                 Appreciation
---------------------------------------------------------------------------------------------------------------------------------
Euro, 500,000 expiring 3/17/10                                        $  (694,898)                                     $  20,252
Japanese Yen, 410,000,000 expiring 3/17/10                             (4,523,359)                                        41,834
Swiss Franc, 3,800,000 expiring 3/17/10                                (3,605,929)                                        65,036

                                                                                                       -------------------------
Total unrealized appreciation on forward exchange currency contracts                                                   $ 127,122
                                                                                                       -------------------------

At January 31, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                       Gross Tax          Gross Tax        Net Tax Unrealized
                                       Unrealized         Unrealized       Appreciation on
Cost of Investments for Tax Purposes   Appreciation       Depreciation     Investments
-----------------------------------    ----------------   --------------   ---------------
                     $ 143,942,542        $ 14,400,796      $(3,834,017)      $10,566,779
-----------------------------------    ----------------   --------------   ---------------

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities.

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the fund's own assumptions based on the best information available. The various input levels are not an indication of the risk associated with investing in those securities.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of January 31, 2010:


                                           Quoted
                                       Prices in Active    Significant       Significant
                                         Markets for     Other Observable   Unobservable
                                       Identical Assets      inputs            Inputs
(Value in $000s)                          (Level 1)        (Level 2)          (Level 3)              Total
-----------------------------------    ----------------   --------------   ---------------   ---------------------
Description

Assets:
Convertible Bonds                             $      -        $  82,657               $ -               $  82,657
Convertible Preferred Stocks:
     Agriculture                                 1,152                -                 -                   1,152
     Banks                                       9,886                -                 -                   9,886
     Electric                                    1,956            2,295                 -                   4,251
     Food Products                                   -            1,704                 -                   1,704
     Insurance                                   2,846            1,996                 -                   4,842
     Mining                                      2,499                -                 -                   2,499
     Oil & Gas                                   1,701                -                 -                   1,701
     Pharmaceuticals                             2,014                -                 -                   2,014
     REITs                                         925                -                 -                     925
     Telecommunications                              -            2,639                 -                   2,639
     Transportation                                  -            1,753                 -                   1,753
Common Stocks                                   15,428                -                 -                  15,428
Corporate Bonds                                      -           13,809                                    13,809
Exchange Traded Funds                            6,833                -                 -                   6,833
Warrants                                         2,295                -                 -                   2,295
Options Purchased                                  121                -                 -                     121
Foreign Exchange Currency Contracts                  -              127                 -                     127
                                       ----------------   --------------   ---------------   ---------------------
Total                                         $ 47,656        $ 106,980               $ -               $ 154,636
                                       ================   ==============   ===============   =====================

Liabilities:

Options Written                               $     64                -               $ -               $      64
                                       ----------------   --------------   ---------------   ---------------------
Total                                         $     64        $       -               $ -               $      64
                                       ================   ==============   ===============   =====================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: March 26, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Tracy V. Maitland
     ---------------------------------------------------------------------------
         Tracy V. Maitland
         President and Chief Executive Officer

Date: March 26, 2010

By:  /s/ Robert White
     ---------------------------------------------------------------------------
         Robert White
         Treasurer and Chief Financial Officer

Date: March 26, 2010